ACCOUNTS PAYABLE - Disclosure of accounts payable (Details) - CAD ($)	Nov. 30, 2023	Nov. 30, 2022
Trade And Other Payable [Line Items]
Accounts payable	$ 77,126	$ 1,063,863
Professional fees [Member]
Trade And Other Payable [Line Items]
Accounts payable	22,116	382,805
Funds to be returned to investors [Member]
Trade And Other Payable [Line Items]
Accounts payable	43,046	43,046
Advertising costs [Member]
Trade And Other Payable [Line Items]
Accounts payable	2,520	34,705
Payroll [Member]
Trade And Other Payable [Line Items]
Accounts payable	0	268,610
Development costs [Member]
Trade And Other Payable [Line Items]
Accounts payable	0	168,925
Bank overdraft [Member]
Trade And Other Payable [Line Items]
Accounts payable	0	16,036
VAT Payable [Member]
Trade And Other Payable [Line Items]
Accounts payable	0	61,262
Purchases [Member]
Trade And Other Payable [Line Items]
Accounts payable	0	2,121
Rent [Member]
Trade And Other Payable [Line Items]
Accounts payable	0	1,822
Others [Member]
Trade And Other Payable [Line Items]
Accounts payable	$ 9,444	$ 84,531